Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Oct. 31, 2024
Statement of comprehensive income [abstract]
Gains (losses) on investments in equity-accounted associates and joint ventures included in OCI	$ 20	$ (3)	$ 1	$ 17	$ 54